Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	38,880	66,700
Forfeited | shares	(5,120)	(7,520)
Expired | shares	(17,440)	(20,300)
Ending balance | shares	16,320	38,880
Weighted average exercise price, beginning balance | $ / shares	$ 57.22	$ 39.77
Weighted average exercise price, Forfeited | $ / shares	171.88	40.04
Weighted average exercise price, Expired | $ / shares	16.91	6.25
Weighted average exercise price, ending balance | $ / shares	$ 64.32	$ 57.22
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	24,800	54,400
Forfeited | shares	(4,000)	(4,000)
Expired | shares	0	(25,600)
Ending balance | shares	20,800	24,800
Weighted average exercise price, beginning balance | $ / shares	$ 59.07	$ 38.62
Weighted average exercise price, Forfeited | $ / shares	156.23	39.06
Weighted average exercise price, Expired | $ / shares	0	18.75
Weighted average exercise price, ending balance | $ / shares	$ 40.38	$ 59.07